CREDIT FACILITIES (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Total		$ 517,590
Xiamen Rural Commercial Bank One [Member]
Short-Term Debt [Line Items]
Total		517,590
Xiamen Rural Commercial Bank One [Member]
Short-Term Debt [Line Items]
Bank Name	Xiamen Rural Commercial Bank
Maturities	February 2023
Interest rate	6.58%
Long term loans - banks		$ 517,590